WCM SMID Quality Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	COMMUNICATIONS — 3.4%
59,200	GoDaddy, Inc. - Class A*	$4,409,216
	CONSUMER DISCRETIONARY — 14.9%
48,900	Beacon Roofing Supply, Inc.*	3,773,613
31,700	CarMax, Inc.*	2,242,141
32,300	Dorman Products, Inc.*	2,447,048
55,200	Masco Corp.	2,950,440
55,700	Wyndham Hotels & Resorts, Inc.	3,873,378
83,800	YETI Holdings, Inc.*	4,040,836
		19,327,456
	CONSUMER STAPLES — 8.9%
108,800	Grocery Outlet Holding Corp.*	3,138,880
22,800	Inter Parfums, Inc.	3,062,952
13,700	Lancaster Colony Corp.	2,260,911
38,900	Ollie's Bargain Outlet Holdings, Inc.*	3,002,302
		11,465,045
	FINANCIALS — 6.8%
75,900	Brown & Brown, Inc.	5,300,856
14,400	Enstar Group Ltd.*	3,484,800
		8,785,656
	HEALTH CARE — 6.9%
33,800	Addus HomeCare Corp.*	2,879,422
35,900	Ensign Group, Inc.	3,336,187
22,200	ICU Medical, Inc.*	2,642,022
		8,857,631
	INDUSTRIALS — 28.4%
145,000	API Group Corp.*	3,759,850
89,600	AZEK Co., Inc.*	2,664,704
19,200	EMCOR Group, Inc.	4,039,488
46,400	Graco, Inc.	3,381,632
242,600	Hayward Holdings, Inc.*	3,420,660
22,800	Landstar System, Inc.	4,034,232
344,800	R1 RCM, Inc.*	5,196,136
19,800	SiteOne Landscape Supply, Inc.*	3,236,310
18,600	UniFirst Corp.	3,031,986
10,500	Watsco, Inc.	3,966,060
		36,731,058
	MATERIALS — 6.5%
46,700	Ashland, Inc.	3,814,456

WCM SMID Quality Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
234,400	Element Solutions, Inc.	$4,596,584
		8,411,040
	REAL ESTATE — 2.8%
26,000	Jones Lang LaSalle, Inc.*	3,670,680
	TECHNOLOGY — 18.3%
30,400	Booz Allen Hamilton Holding Corp.	3,321,808
377,300	E2open Parent Holdings, Inc.*	1,712,942
44,500	Entegris, Inc.	4,178,995
35,100	MKS Instruments, Inc.	3,037,554
25,300	PTC, Inc.*	3,584,504
199,400	Thoughtworks Holding, Inc.*	813,552
229,300	Verra Mobility Corp.*	4,287,910
11,600	Zebra Technologies Corp. - Class A*	2,743,748
		23,681,013
	TOTAL COMMON STOCKS
	(Cost $108,743,180)	125,338,795
	SHORT-TERM INVESTMENTS — 3.1%
4,023,199	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.14%[1]	4,023,199
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,023,199)	4,023,199
	TOTAL INVESTMENTS — 100.0%
	(Cost $112,766,379)	129,361,994
	Liabilities in Excess of Other Assets — (0.0)%	(47,927)
	Net Assets — 100.0%	$129,314,067

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.